INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Less: accumulated amortization	$ (140,902)	$ (128,659)
Intangible assets, net	463,171	468,148
Land use rights, cost
Finite-Lived Intangible Assets, Gross	598,293	596,807
Software, cost
Finite-Lived Intangible Assets, Gross	$ 5,780	$ 0